Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Income Taxes (Details) [Line Items]
Operating loss carryforwards					$ 62,964,597
Operating loss carryforwards for state tax purposes					2,735,812	$ 2,156,580
Net operating losses	$ (4,421,866)	$ (3,307,287)	$ (9,979,301)	$ (10,705,522)	(13,755,438)	(10,728,787)
Deferred tax assets Expire in the year					8,500,000
Expiration date					$ 54,500,000
Percentage of limitation to taxable income					80.00%
Valuation allowance increased					$ 3,813,572	3,152,233
Deferred tax assets					19,123,000	$ 15,309,000
Florida [Member]
Income Taxes (Details) [Line Items]
Operating loss carryforwards for state tax purposes					62,964,597
Net operating losses					$ 63,000,000